Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Provisions
25 .	PROVISIONS
25.1	Environmental rehabilitation costs	381.5	370.3
25.2	Silicosis settlement costs	18.3	21.2
	Other	3.1	4.2

	Total provisions	402.9	395.7
	Current portion of provisions	(23.6)	(4.6)

	Non-current portion of provisions	379.3	391.1

25.1	Environmental rehabilitation costs
	Balance at beginning of the year	370.3	289.6
	Changes in estimates 1	(5.1)	79.5
	Interest expense	10.7	11.7
	Payments	(12.9)	(10.7)
	Translation adjustment	18.5	0.2

	Balance at end of the year 2	381.5	370.3
	Current portion of environmental rehabilitation costs	(19.6)	—

	Non-current portion of environmental rehabilitation costs	361.9	370.3

1
Changes in estimates are defined as changes in reserves and corresponding changes in life of mine as well as changes in laws and regulations governing environmental matters, closure cost estimates and discount rates.

2
South African, Ghanaian, Australian and Peruvian mining companies are required by law to undertake rehabilitation as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:

•	Ghana - reclamation bonds underwritten by banks and restricted cash (refer note 18);

•	South Africa - contributions into environmental trust funds (refer note 18) and guarantees (refer note 34);

•	Australia - mine rehabilitation fund levy; and

•	Peru - bank guarantees (refer note 34).

Schedule of Assumption in Provision Calculation
The provision is calculated using the following gross closure cost estimates:
South Africa	43.9	45.9
Ghana	104.4	105.6
Australia	218.8	198.2
Peru	97.4	86.2
Chile	2.1	0.4

Total gross closure cost estimates	466.6	436.3

The provision is calculated using the following assumptions:	Inflation rate	Discount rate
2020
South Africa	4.8%	10.8%
Ghana	2.2%	6.7%-7.2%
Australia	2.5%	2.5%
Peru	2.2%	2.2%
Chile	2.2%	2.2%

2019
South Africa	5.4%	10.3%
Ghana	2.5%	7.7%-7.9%
Australia	2.5%	1.2%-1.6%
Peru	2.5%	3.0%
Chile	2.5%	2.6%

Summary of Silicosis Settlement Costs

		UNITED STATES DOLLAR
		2020	2019
25.2	Silicosis settlement costs 1
	Balance at the beginning of the year	21.2	25.1
	Changes in estimates	0.3	(1.6)
	Unwinding of provision recognised as finance expense	1.5	1.3
	Payment	(3.5)	(4.6)
	Translation	(1.2)	1.0

	Balance at end of the year	18.3	21.2
	Current portion of silicosis settlement costs	(4.0)	(4.6)

	Non-current portion of silicosis settlement costs	14.3	16.6